FORM N-SAR

ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	(a)

or fiscal year:	12/31/14 (b)

Is this a transition report? (Y/N):	N

Is this an amendment to a previous filing? (Y/N):	N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	The Guardian Separate Account B

	B.	File Number:	811-04303

	C.	Telephone Number:	212-598-8827

2.	A.	Street: 7 Hanover Square

	B.	City: New York	C) State: NY	D) Zip Code: 10004	Zip Ext.:

	E.	Foreign Country:	Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)		N

4.	Is this the last filing on this form by Registrant? (Y/N)		N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)		N

6.	Is Registrant a unit investment trust (UIT)? (Y/N)		Y

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N)	N

	B.	How many separate series or portfolios did Registrant have at the end of the period?

For period ending 12/31/14	If filing more than one
File number 811-04303	Page 2, “X” box: [ ]

C.	List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

Series Number	Series Name	Is this the last filing for this series?
(Y/N)

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/14	If filing more than one
File number 811-04303	Page 49, “X” box: [ ]

116.	Family of investment companies information:

	A. [/]	Is Registrant part of a family of investment companies? (Y/N)	N

(Y/N)

	B. [/]	Identify the family in 10 letters: (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A. [/]	Is Registrant a separate account of an insurance company? (Y/N)	Y

(Y/N)
If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?:

	B. [/]	Variable annuity contracts? (Y/N)	N

(Y/N)

	C. [/]	Scheduled premium variable life contracts? (Y/N)	Y

(Y/N)

	D. [/]	Flexible premium variable life contracts? (Y/N)	N

(Y/N)

	E. [/]	Other types of insurance products registered under the Securities Act of 1933.	N

(Y/N)

118. [/]	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933		1

119. [/]	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period		0

120. [/]	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted)		$ 0

121. [/]	State the number of series for which a current prospectus was in existence at the end of the period		1

122. [/]	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period		0

123. [/]	State the total value of the additional units considered in answering item 122 ($000’s omitted)		$ 0

124. [/]	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)		$ 0

For period ending 12/31/14	If filing more than one
File number 811-04303	Page 50, “X” box: [ ]

125. [/]	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)	$ 0

126.	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$ 0

127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000’s omitted)		Total Income Distributions ($000’s omitted)
A.	U.S. Treasury direct issue		$		$

B.	U.S. Government agency		$		$

C.	State and municipal tax-free		$		$

D.	Public utility debt		$		$

E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent		$		$

F.	All other corporate intermediate & long-term debt		$		$

G.	All other corporate short-term debt		$		$

H.	Equity securities of brokers or dealers or parents of brokers or dealers		$		$

I.	Investment company equity series		$		$

J.	All other equity securities	1		$167,530		$0

K.	Other securities		$		$

L.	Total assets of all series of registrant	1		$167,530		$0

For period ending 12/31/14	If filing more than one
File number 811-04303	Page 51, “X” box: [ ]

128. [/]	Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)	N

	[If answer is “N” (No), go to item 131.]	(Y/N)

129. [/]	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

	[If answer is “N” (No), go to item 131.]	(Y/N)

130. [/]	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

(Y/N)

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$844

132. [/]	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-04303

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This report is signed on behalf of the registrant (or depositor or trustee).

City of:    New York                State of:    New York                Date:    2/20/15

Name of Registrant, Depositor, or Trustee:

By:	/s/ Sanjay Patel	Witness:	/s/ Gordon Bailey
	Director, Retirement Solutions Financial Reporting		Senior Vice President, Chief Financial Officer
	Name and Title		Name and Title